EQUITY INVESTMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Disposal gain	$ 7,995	$ 0	$ 5,763
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	1,195	464
Equity Securities, FV-NI, Unrealized Gain (Loss)	0	0
Equity Securities, FV-NI, Realized Gain (Loss)	0	3,323
Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	$ 1,693	$ 2,622
Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	17.67%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 9,497
Disposal gain	$ 7,995